Aug-06-03 03:23pm From- T-580 P.002/005 F-826

Manager
Securities Operations

20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

CERTNYS

1-31735

NYSE

03026935

August 6, 2003

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

RECD S.E.C.
AUG - 6 2003
1086

PROCESSED
AUG 07 2003
THOMSON
FINANCIAL

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, MORGAN STANLEY CAPITAL TRUST V, Capital Securities (and the Guarantee with respect thereto) and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on August 5, 2003. Tentative listing date – August 6, 2003.

Sincerely,